Provisions (Tables)	9 Months Ended
Sep. 30, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions
The movements in the provision for impairment of receivables were as follows:

	Year ended December 31, 2019	Nine months ended September 30, 2020
	(in thousands)
At January 1,	$2,592	$2,719
Charge for the period	515	64
Utilized amounts	(388)	—
Unutilized amounts	—	(43)
At period end	$2,719	$2,740

	Post- employment benefits	Others	Total	Current	Non-current
	(in thousands)
At December 31, 2019	$1,063	$842	$1,905	$—	$1,905
Arising during the period	121	381	502
Released (used) during the period	—	—	—
Released (unused) during the period	—	(292)	(292)

At September 30, 2020	$1,184	$931	$2,115	$230	$1,885